John Hancock
New Opportunities Fund
Quarterly portfolio holdings 5/31/2022

Fund’s investments
As of 5-31-22 (unaudited)
	Shares	Value
Common stocks 99.1%		$298,035,735
(Cost $239,508,583)
Consumer discretionary 14.7%		44,239,045
Auto components 2.7%
Dorman Products, Inc. (A)	27,452	2,774,025
Fox Factory Holding Corp. (A)	63,221	5,185,386
Diversified consumer services 1.7%
Grand Canyon Education, Inc. (A)	58,744	5,238,202
Hotels, restaurants and leisure 3.6%
Churchill Downs, Inc.	23,669	4,791,316
Chuy’s Holdings, Inc. (A)	135,008	3,049,831
Krispy Kreme, Inc.	201,285	2,983,044
Household durables 1.1%
TopBuild Corp. (A)	15,907	3,137,815
Internet and direct marketing retail 1.4%
Revolve Group, Inc. (A)	147,200	4,324,736
Specialty retail 3.3%
Five Below, Inc. (A)	35,950	4,694,711
Lithia Motors, Inc.	17,287	5,263,373
Textiles, apparel and luxury goods 0.9%
Oxford Industries, Inc.	30,678	2,796,606
Consumer staples 1.9%		5,571,673
Food and staples retailing 1.9%
Performance Food Group Company (A)	84,449	3,660,020
PriceSmart, Inc.	24,312	1,911,653
Energy 4.0%		12,001,774
Oil, gas and consumable fuels 4.0%
Earthstone Energy, Inc., Class A (A)	219,822	3,961,192
Magnolia Oil & Gas Corp., Class A	291,223	8,040,582
Financials 7.0%		21,020,118
Banks 3.7%
Ameris Bancorp	87,023	3,967,379
Atlantic Union Bankshares Corp.	63,866	2,251,915
Pinnacle Financial Partners, Inc.	59,299	4,828,125
Capital markets 3.3%
Houlihan Lokey, Inc.	40,105	3,446,624
PJT Partners, Inc., Class A	45,990	3,487,882
Stifel Financial Corp.	47,346	3,038,193
Health care 26.9%		80,878,897
Biotechnology 9.2%
Albireo Pharma, Inc. (A)	124,270	2,476,701
Biohaven Pharmaceutical Holding Company, Ltd. (A)	36,000	5,174,280
ChemoCentryx, Inc. (A)	186,681	4,157,386
Halozyme Therapeutics, Inc. (A)	112,954	5,193,625
Insmed, Inc. (A)	126,327	2,377,474
Oyster Point Pharma, Inc. (A)	184,831	726,386
Travere Therapeutics, Inc. (A)	129,076	3,008,762
Veracyte, Inc. (A)	69,138	1,215,446
Vericel Corp. (A)	116,600	3,165,690
2	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies 6.7%
Artivion, Inc. (A)	130,887	$2,560,150
AtriCure, Inc. (A)	76,929	3,125,625
Cardiovascular Systems, Inc. (A)	99,226	1,613,415
CryoPort, Inc. (A)	69,153	1,759,944
Globus Medical, Inc., Class A (A)	65,005	4,329,333
ICU Medical, Inc. (A)	15,316	2,781,998
Integra LifeSciences Holdings Corp. (A)	64,744	4,055,564
Health care providers and services 4.1%
Acadia Healthcare Company, Inc. (A)	52,599	3,743,471
Castle Biosciences, Inc. (A)	63,794	1,420,692
HealthEquity, Inc. (A)	64,887	4,060,628
US Physical Therapy, Inc.	27,122	3,053,666
Life sciences tools and services 4.0%
Azenta, Inc.	72,392	5,548,123
Medpace Holdings, Inc. (A)	23,689	3,393,212
Syneos Health, Inc. (A)	42,448	3,136,483
Pharmaceuticals 2.9%
Intra-Cellular Therapies, Inc. (A)	69,259	3,975,467
Phathom Pharmaceuticals, Inc. (A)	185,935	1,333,154
Supernus Pharmaceuticals, Inc. (A)	125,304	3,492,222
Industrials 18.3%		55,101,445
Aerospace and defense 1.2%
Woodward, Inc.	36,845	3,743,820
Building products 1.1%
Gibraltar Industries, Inc. (A)	56,462	2,357,853
JELD-WEN Holding, Inc. (A)	49,906	939,730
Commercial services and supplies 2.1%
Ritchie Brothers Auctioneers, Inc.	102,726	6,183,078
Construction and engineering 0.6%
Dycom Industries, Inc. (A)	20,621	1,920,021
Electrical equipment 2.1%
Atkore, Inc. (A)	56,585	6,163,238
Machinery 5.3%
Alamo Group, Inc.	27,016	3,177,892
Helios Technologies, Inc.	51,418	3,518,020
RBC Bearings, Inc. (A)	27,082	5,047,814
The Shyft Group, Inc.	192,495	4,271,464
Professional services 3.9%
CACI International, Inc., Class A (A)	13,190	3,698,080
Exponent, Inc.	54,117	4,891,636
Forrester Research, Inc. (A)	61,714	3,229,494
Trading companies and distributors 2.0%
SiteOne Landscape Supply, Inc. (A)	44,383	5,959,305
Information technology 19.7%		59,343,977
Communications equipment 1.7%
Viavi Solutions, Inc. (A)	351,957	5,092,818
Electronic equipment, instruments and components 1.8%
Novanta, Inc. (A)	44,539	5,476,515
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	3

	Shares	Value
Information technology (continued)
IT services 2.0%
Thoughtworks Holding, Inc. (A)	352,889	$6,108,509
Semiconductors and semiconductor equipment 6.3%
CMC Materials, Inc.	15,784	2,792,821
MACOM Technology Solutions Holdings, Inc. (A)	102,833	5,605,427
Power Integrations, Inc.	65,747	5,547,732
Silicon Laboratories, Inc. (A)	34,092	5,085,163
Software 7.9%
Cerence, Inc. (A)	83,289	2,645,259
Paycor HCM, Inc. (A)	183,009	4,487,381
Paylocity Holding Corp. (A)	36,819	6,438,170
Rapid7, Inc. (A)	86,956	6,162,572
The Descartes Systems Group, Inc. (A)	65,739	3,901,610
Materials 4.0%		11,945,919
Chemicals 4.0%
Avient Corp.	117,170	5,764,764
Balchem Corp.	32,447	4,037,380
Quaker Chemical Corp.	13,707	2,143,775
Metals and mining 0.0%
Ferroglobe PLC (A)(B)	11,041	0
Real estate 2.6%		7,932,887
Equity real estate investment trusts 2.6%
Ryman Hospitality Properties, Inc. (A)	43,890	3,918,938
STAG Industrial, Inc.	120,539	4,013,949

	Yield (%)	Shares	Value
Short-term investments 0.9%			$2,560,687
(Cost $2,560,687)
Short-term funds 0.9%			2,560,687
State Street Institutional Treasury Money Market Fund, Premier Class	0.6671(C)	2,560,687	2,560,687

Total investments (Cost $242,069,270) 100.0%	$300,596,422
Other assets and liabilities, net (0.0%)	(11,077)
Total net assets 100.0%	$300,585,345

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	The rate shown is the annualized seven-day yield as of 5-31-22.
4	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2022, by major security category or type:
	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$298,035,735	$298,035,735	—	—
Short-term investments	2,560,687	2,560,687	—	—
Total investments in securities	$300,596,422	$300,596,422	—	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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